Taxes (Tables)	12 Months Ended
Mar. 31, 2026
Taxes [Abstract]
Schedule of Income Tax Provision at the Federal Statutory Rate and Effective Rate

A reconciliation of the income tax provision at the federal statutory rate and the effective rate is as follows:

	For the years ended March 31
	2026	2025	2024
China income taxes	25.0%	25.0%	25.0%
Impact of US and HK tax rate	3.1	(7.5)	9.9
Non-deductible expenses-permanent difference	(0.2)	(1.0)	5.0
Change in valuation allowance	(20.6)	(69.5)	(34.9)
Effective tax rate	7.3%	(53.0)%	5.0%

Schedule of Deferred Tax Assets,(Liabilities) Net

Deferred tax assets,(liabilities) net are composed of the following:

	March 31, 2026	March 31, 2025
Deferred tax assets:
Net operating loss carry-forwards	$10,314,368	$9,596,477
Bad debt	541,223	619,291
Total deferred tax assets, gross	10,855,591	10,215,768
Valuation allowance	(10,742,345)	(10,186,112)
Total deferred tax assets, net	$113,246	$29,656
Deferred tax liabilities:
Intangible assets from acquisition	469,599	521,777
Total deferred tax liabilities	$469,599	$521,777

Deferred tax assets(liabilities), net	$(356,353)	$(492,121)